SUBSEQUENT EVENTS (Narrative) (Details) $ in Thousands, ₪ in Millions		1 Months Ended			12 Months Ended
	Apr. 03, 2025 ILS (₪)	Mar. 31, 2025	Feb. 13, 2025 Share SFr / shares shares	Aug. 30, 2021	Dec. 31, 2024 Share	Dec. 31, 2023 Unit_Standard_item_uchMkKGtLkOnxpJzjI5Eyg	Mar. 25, 2025 ILS (₪)	Mar. 25, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement					500,000	423,500
Mediton Group
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest hold				100.00%
Nonadjusting Events After Reporting Period [Member] | Mediton Group
Disclosure of non-adjusting events after reporting period [line items]
Contingent liability amount							₪ 7.6	$ 2,100
Proportion of ownership interest hold		30.00%
Percentage Of Ownership Interest To Be Acquired	30.00%
Purchase consideration payable | ₪	₪ 31.1
No Impact On First Tranche	This proceeding does not affect the purchase of the first 70% in Mediton.
Nonadjusting Events After Reporting Period [Member] | Executive and Key Employee Israeli Share Incentive Plan [Member] | Senior Manager [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement | Share			320,000
Share based payment arrangement vesting period			4 years
Description of vesting requirements for share-based payment arrangement			The options shall vest over a period of 4 years in equal annual installments (80,000 options for each installment).
Options per vesting installment | shares			80,000
Weighted average share price, share options granted			SFr 201
Nonadjusting Events After Reporting Period [Member] | Executive and Key Employee Israeli Share Incentive Plan [Member] | Senior Manager [Member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price, share options granted			534
Nonadjusting Events After Reporting Period [Member] | Executive and Key Employee Israeli Share Incentive Plan [Member] | Senior Manager [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average share price, share options granted			SFr 712